Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Tables Policies [Abstract]
Schedule Of Earnings Per Share

The following table provides a reconciliation of components of basic and diluted net income per common share:

	December 31,
	2016	2015	2014
Net income	$56,151	$(3,207,220)	$542,851
Weighted average common shares outstanding during the period	153,378	153,192	153,136
Effect of dilutive instruments	703	—	1,558
Weighted average common shares outstanding during the period including the effects of dilutive instruments	154,081	153,192	154,694
Net income per common share — basic	$0.37	$(20.94)	$3.54
Net income per common share — fully diluted	$0.36	$(20.94)	$3.51
Number of shares not included in dilutive earnings per share that would have been anti-dilutive because the exercise price was greater than the average market price of the common shares	1,437	—	1,377
(1)	Due to the net loss for the year ended December 31, 2015, 1.7 million shares for options and restricted stock units were anti-dilutive and excluded from the computation of net loss per share.